INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Current income tax	$ 52	$ 39	$ 122	$ 60
Deferred income tax	(5)	(120)	7	(200)
Income tax expense (benefit)	$ 47	$ (81)	$ 129	$ (140)